Document and Entity Information	12 Months Ended
Aug. 31, 2012
Document And Entity Information
Entity Registrant Name	Texas Rare Earth Resources Corp.
Entity Central Index Key	0001445942
Document Type	S-1
Document Period End Date	Aug 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--08-31
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012

BALANCE SHEETS (Unaudited) (USD $)	Aug. 31, 2012	Aug. 31, 2011
CURRENT ASSETS
Cash & cash equivalents	$ 6,517,935	$ 16,886,066
Prepaid expenses and other current assets	74,149	37,579
Total current assets	6,592,084	16,923,645
Property and equipment, net	250,909	217,519
Mineral properties	343,434	143,356
Deposits	102,840	16,525
TOTAL ASSETS	7,289,267	17,301,045
CURRENT LIABILITIES
Accounts payable and accrued liabilities	478,430	579,807
Total current liabilities	478,430	579,807
SHAREHOLDERS' EQUITY
Preferred stock, par value $0.001; 10,000,000 shares authorized, no shares issued and outstanding as of August 31, 2012 and August 31, 2011
Common stock, par value $0.01; 100,000,000 shares authorized, 36,550,009 and 34,596,260 shares issued and outstanding as of August 31, 2012 and August 31, 2011, respectively	365,501	345,964
Additional paid-in capital	29,262,684	24,818,022
Accumulated deficit	(22,817,348)	(8,442,748)
Total shareholders' equity	6,810,837	16,721,238
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 7,289,267	$ 17,301,045

BALANCE SHEETS (Parenthetical) (USD $)	Aug. 31, 2012	Aug. 31, 2011
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	36,550,009	34,596,260
Common stock, shares outstanding	36,550,009	34,596,260

STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011
OPERATING EXPENSES
Exploration costs	$ 7,633,368	$ 1,291,570
General & administrative expenses	6,754,706	5,754,983
Total operating expenses	14,388,074	7,046,553
LOSS FROM OPERATIONS	(14,388,074)	(7,046,553)
OTHER INCOME (EXPENSE)
Loss on sale of property and equipment	(14,498)
Interest and other income	28,306	27,705
Interest expense	(334)	(1,266)
Total other income (expense)	13,474	26,439
NET LOSS	$ (14,374,600)	$ (7,020,114)
Net loss per share:
Basic and diluted net loss per share	$ (0.4)	$ (0.25)
Weighted average shares outstanding:
Basic and diluted	35,964,877	27,869,787

STATEMENTS OF SHAREHOLDERS' EQUITY (USD $)	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance beginning at Aug. 31, 2010		$ 236,703	$ 1,220,391	$ (1,422,634)	$ 34,460
Balance beginning, shares at Aug. 31, 2010		23,670,260
Shares issued for prior year compensation		3,610	(3,610)
Shares issued for prior year compensation, shares		361,000			10,208,750
Shares issued for cash		103,401	20,665,536		20,768,937
Shares issued for cash, shares		10,340,000
Shares issued for services		2,250	1,178,796		1,181,046
Shares issued for services, shares		225,000
Common stock options issued to officers and directors			3,412,059		3,412,059
Cash paid for placement fees			(1,655,150)		(1,655,150)
Net loss				(7,020,114)	(7,020,114)
Balance ending at Aug. 31, 2011		345,964	24,818,022	8,442,748	16,721,238
Balance ending, shares at Aug. 31, 2011		34,596,260			34,596,260
Shares issued for prior year compensation					1,103,124
Shares issued for prior year compensation, shares					1,943,749
Shares issued for cash		19,437	1,083,687		1,103,124
Shares issued for cash, shares		1,943,749
Shares issued for services		100	19,100		19,200
Shares issued for services, shares		10,000
Common stock options issued to officers and directors			3,341,875		3,341,875
Net loss				(14,374,600)	(14,374,600)
Balance ending at Aug. 31, 2012		$ 365,501	$ 29,262,684	$ (22,817,348)	$ 6,810,837
Balance ending, shares at Aug. 31, 2012		36,550,009			36,550,009

STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (14,374,600)	$ (7,020,114)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation expense	84,838	19,996
Loss on sale of property and equipment	14,498
Shares issued for services	19,200	1,181,046
Stock based compensation	3,341,875	3,412,059
Changes in current assets and liabilities:
Prepaid expenses and other assets	(122,885)	(54,104)
Accounts payable and accrued expenses	(101,377)	560,582
Net cash used in operating activities	(11,138,451)	(1,900,535)
CASH FLOWS FROM INVESTING ACTIVITIES
Investment in mineral properties	(200,078)	(98,817)
Proceeds from sale of property and equipment	25,500
Purchase of property and equipment	(158,226)	(210,957)
Net cash used in investing activities	(332,804)	(309,774)
CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from sale of common stock		19,113,787
Repayment of notes payable to related parties		(91,846)
Proceeds from exercise of common stock warrants	1,103,124
Net cash provided by financing activities	1,103,124	19,021,941
NET CHANGE IN CASH	(10,368,131)	16,811,632
CASH, BEGINNING OF PERIOD	16,886,066	74,434
CASH, END OF PERIOD	6,517,935	16,886,066
SUPPLEMENTAL INFORMATION
Interest paid	334	18,936
Taxes paid
Issuance of 131,250 shares of common stock for cash previously received		1,313
Issuance of 61,000 shares of common stock for services previously recorded		610
Issuance of 300,000 shares of common stock for director compensation previously recorded		$ 3,000

STATEMENTS OF CASH FLOWS (Parenthetical)	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011
Statement of Cash Flows [Abstract]
Issuance of shares of common stock for cash previously received		131,250
Issuance of shares of common stock for services previously recorded		61,000
Issuance of shares of common stock for director compensation previously recorded		300,000

ORGANIZATION AND NATURE OF BUSINESS	12 Months Ended
Aug. 31, 2012
Notes to Financial Statements
ORGANIZATION AND NATURE OF BUSINESS
NOTE 1 – ORGANIZATION AND NATURE OF BUSINESS

Texas Rare Earth Resources Corp (the “Company”) was incorporated in the State of Nevada in 1970.  In July 2004, our articles of incorporation were amended and restated to increase the authorized capital to 25,000,000 common shares and, in April 2007, we effected a 1 for 2 reverse stock split.  In September 2008, our articles of incorporation were further amended and restated to increase the authorized capital to 100,000,000 common shares with a par value of $0.01 per share and to authorize 10,000,000 preferred shares with a par value of $0.001 per share.  Our fiscal year-end is August 31.

Effective September 1, 2010, we changed our name from “Standard Silver Corporation” to “Texas Rare Earth Resources Corp.”  We are now a mining company engaged in the business of the acquisition and development of mineral properties.  As of the date of this filing, we hold two nineteen year leases, executed in September and November of 2011, to explore and develop a 950 acre rare earths project located in Hudspeth County, Texas known as the Round Top Project and prospecting permits covering an adjacent 9,345 acres.  We also own unpatented mining claims in New Mexico. We are currently not evaluating any additional prospects, and intend to focus primarily on the development of our Round Top rare earth prospect.

On August 24, 2012, we changed our state of incorporation from the State of Nevada to the State of Delaware (the “Reincorporation”) pursuant to a plan of conversion dated August 24, 2012.   The Reincorporation was previously submitted to a vote of, and approved by, our stockholders at a special meeting of the stockholders held on April 25, 2012.

SUMMARY OF ACCOUNTING POLICIES	12 Months Ended
Aug. 31, 2012
Notes to Financial Statements
SUMMARY OF ACCOUNTING POLICIES
NOTE 2 – SUMMARY OF ACCOUNTING POLICIES

Basis of Presentation

Our financial records are maintained on the accrual basis of accounting whereby revenues are recognized when earned and expenses are recorded when incurred, in accordance with generally accepted accounting principles (“GAAP”) – United States.

Cash and Cash Equivalents

We consider all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents.  Cash and cash equivalents consist of demand deposits at commercial banks.  We currently have cash deposits at financial institutions in excess of federally insured limits.

Property and Equipment

Our property and equipment consists primarily of vehicles, furniture and equipment, and are recorded at cost. Expenditures related to acquiring or extending the useful life of our property and equipment are capitalized. Expenditures for repair and maintenance are charged to operations as incurred. Depreciation is computed using the straight-line method over an estimated useful life of 3-20 years.

Lease Deposits

From time to time, the Company makes deposits in anticipation of executing leases.  The deposits are capitalized upon execution of the applicable agreements.

Long-lived Assets

The Company reviews the recoverability of long-lived assets whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable through operations.  To determine if these costs are in excess of their recoverable amount, periodic evaluation of carrying value of capitalized costs and any related property and equipment costs are based upon expected future cash flows and/or estimated salvage value in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC 360”),  Property, Plant and Equipment.   We have not incurred any impairment losses and, therefore, no impairment is reflected in these financial statements.

Revenue Recognition

We recognize revenue when persuasive evidence of an arrangement exists, services have been performed, the sales price is fixed or determinable, and collectability is probable. We have yet to generate any revenue.

Mineral Exploration and Development Costs

All exploration expenditures are expensed as incurred. Costs of acquisition and option costs of mineral rights are capitalized upon acquisition. Mine development costs incurred to develop new ore deposits, to expand the capacity of mines, or to develop mine areas substantially in advance of current production are also capitalized once proven and probable reserves exist and the property is determined to be a commercially mineable property. Costs incurred to maintain current production or to maintain assets on a standby basis are charged to operations. If the Company does not continue with exploration after the completion of the feasibility study, the mineral rights will be expensed at that time. Costs of abandoned projects are charged to mining costs including related property and equipment costs. To determine if these costs are in excess of their recoverable amount, periodic evaluation of carrying value of capitalized costs and any related property and equipment costs are based upon expected future cash flows and/or estimated salvage value in accordance with ASC 360-10-35-15,  Impairment or Disposal of Long-Lived Assets. Exploration costs were approximately $7,633,000 and $1,292,000 for the years ended August 31, 2012 and 2011, respectively.

Share-based Payments

The Company estimates the fair value of share-based compensation using the Black-Scholes valuation model, in accordance with the provisions of ASC 718,  Stock Compensation and ASC 505, Share-Based Payments .  Key inputs and assumptions used to estimate the fair value of stock options include the grant price of the award, the expected option term, volatility of our stock, the risk-free rate, and dividend yield.Estimates of fair value are not intended to predict actual future events or the value ultimately realized by the option holders, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Company.

Stock Option Plan

In September 2008, the Board adopted our 2008 Stock Option Plan (the “2008 Plan”), which was also approved by our shareholders in September 2008.  In May 2011, the Board adopted an amendment to our 2008 Plan (the “Amended 2008 Plan”), which was also approved by our shareholders in August 2011. The Amended 2008 Plan increased the number of shares available for grant from 2,000,000 to up to 5,000,000 shares of our common stock for awards to our officers, directors, employees and consultants.  On February 15, 2012, our stockholders approved an increase of 2,000,000 of shares of common stock available for issuance under the Amended 2008  Plan.  As amended, the Plan provides for 7,000,000 shares of common stock for all awards.  Other provisions of the Amended 2008 Plan remain the same as under our 2008 Plan.  As of August 31, 2012, a total of 3,125,000 shares of our common stock remained available for future grants under the Amended 2008 Plan.

Income Taxes

Income taxes are computed using the asset and liability method, in accordance with ASC 740, Income Taxes.  Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities, and are measured using the currently enacted tax rates and laws.  A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized.

Basic and Diluted Loss Per Share

The Company computes loss per share in accordance with ASC 260, Earnings Per Share, which requires presentation of both basic and diluted earnings per share on the face of the Statements of Operations.  Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of outstanding common shares during the period.  Diluted loss per share gives effect to all dilutive potential common shares outstanding during the period, including stock options and warrants using the treasury method.  Dilutive loss per share excludes all potential common shares if their effect is anti-dilutive.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  Management believes that these financial statements include all normal and recurring adjustments necessary for a fair presentation under Generally Accepted Accounting Principles.

Fair Value Measurements

We account for assets and liabilities measured at fair value in accordance with ASC 820, Fair Value Measurements and Disclosures .  ASC 820 emphasizes that fair value is a market-based measurement, not an entity-specific measurement.  Therefore, a fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability.  As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified with Levels 1 and 2 of the hierarchy) and the reporting entity’s own assumptions about market participant assumptions (unobservable inputs classified within Level 3 of the hierarchy).The three levels of inputs used to measure fair value are as follows:

•	Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities traded in active markets.
•	Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
•	Level 3: Inputs that are generally unobservable. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value.

Our financial instruments consist principally of cash, accounts payable and accrued liabilities.  The carrying amounts of such financial instruments in the accompanying financial statements approximate their fair values due to their relatively short-term nature.  It is management’s opinion that the Company is not exposed to any significant currency or credit risks arising from these financial instruments.

In January 2010, the FASB issued Accounting Standards Update (“ASU”) 2010-06, Fair Value Measurements and Disclosures (Topic 820)-Improving Disclosures about Fair Value Measurements , which enhances the usefulness of fair value measurements.  The amended guidance requires both the disaggregation of information in certain existing disclosures, as well as the inclusion of more robust disclosures about valuation techniques and inputs to recurring and nonrecurring fair value measurements.  The amended guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disaggregation requirement for the reconciliation disclosure of Level 3 measurements, which is effective for fiscal years beginning after December 15, 2010 and for interim periods within those years.  The Company adopted ASU 2010-06 effective December 31, 2009, and the adoption did not have a significant impact on our financial statements.

Recent Accounting Pronouncements

Pronouncements between August 31, 2012 and the date of this filing are not expected to have a significant impact on our operations, financial position, or cash flow, nor does the Company expect the adoption of recently issued, but not yet effective, accounting pronouncements to have a significant impact on our results of operations, financial position or cash flows.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Aug. 31, 2012
Notes to Financial Statements
PROPERTY AND EQUIPMENT, NET
NOTE 3 – PROPERTY AND EQUIPMENT, NET

Property and equipment consist of office furniture, equipment and vehicles.  The fixed assets are depreciated using the straight-line method over their estimated useful life of 3-20 years.  Our fixed assets consist of the following:

	August 31, 2012	August 31, 2011
Furniture &office equipment	$111,582	$90,959
Vehicles	105,299	68,290
Computers & software	56,176	31,792
Field equipment	73,953	50,451
Total cost basis	347,010	241,492
Less: Accumulated depreciation	(96,101)	(23,973)
Property and equipment, net	$250,909	$217,519

Depreciation expense for the years ending August 31, 2012 and 2011 was $84,838 and $19,996, respectively.

RELATED PARTY TRANSACTIONS	12 Months Ended
Aug. 31, 2012
Notes to Financial Statements
RELATED PARTY TRANSACTIONS
NOTE 4– RELATED PARTY TRANSACTIONS

The Company has historically received periodic cash advances from our officers and relatives of our officers to fund operations.  The advances accrued interest at rates ranging from five percent (5%) to six percent (6%) per annum. In December 2010, the notes payable principal balance of $91,846 plus accrued interest for these advances was paid in full.

MINERAL PROPERTIES	12 Months Ended
Aug. 31, 2012
Notes to Financial Statements
MINERAL PROPERTIES
NOTE 5 – MINERAL PROPERTIES

September 2011 Lease

On September 2, 2011, we entered into a new mining lease with the Texas General Land Office covering Sections 7 and 18 of Township 7, Block 71 and Section 12 of Block 72, covering approximately 860 acres at Round Top Mountain in Hudspeth County, Texas.  The mining lease issued by the Texas General Land Office gives us the right to explore, produce, develop, mine, extract, mill, remove, and market beryllium, uranium, rare earth elements, all other base and precious metals, industrial minerals and construction materials and all other minerals excluding oil, gas, coal, lignite, sulfur, salt, and potash.  The term of the lease is nineteen years so long as minerals are produced in paying quantities.

Under the lease, we will pay the State of Texas a lease bonus of $197,800, $35,000 of which was paid upon the execution of the lease, $65,000 which was paid in April 2011 when we submitted our initial plan of operations to conduct exploration, and $97,800 which will be due when we submit a supplemental plan of operations to conduct mining.  Upon the sale of minerals removed from Round Top, we will pay the State of Texas a $500,000 minimum advance royalty.

Thereafter, we will pay the State of Texas a production royalty equal to eight percent (8%) of the market value of uranium and other fissionable materials removed and sold from Round Top and six and one quarter percent (6 ¼%) of the market value of all other minerals removed and sold from Round Top.

In August 2011 we paid the State of Texas a delay rental of $44,718.  Thereafter, assuming production of paying quantities has not been obtained, we may pay additional delay rental fees to extend the term of the lease for successive one (1) year periods pursuant to the following schedule:

	Per Acre Amount	Total Amount
August 17, 2013 – 2014	$50	$44,718
August 17, 2015 – 2019	$75	$67,077
August 17, 2020 – 2024	$150	$134,155
August 17, 2025 – 2029	$200	$178,873

November 2011 Lease

On November 1, 2011, we entered into a mining lease with the State of Texas covering 90 acres, more or less, of land that we purchased in September 2011 near our Round Top site.  The deed was recorded with Hudspeth County on September 16, 2011.
Under the lease, we paid the State of Texas a lease bonus of $20,700 which was paid upon the execution of the lease.  Upon the sale of minerals removed from Round Top, we will pay the State of Texas a $50,000 minimum advance royalty.  Thereafter, we will pay the State of Texas a production royalty equal to eight percent (8%) of the market value of uranium and other fissionable materials removed and sold from Round Top and six and one quarter percent (6 ¼%) of the market value of all other minerals sold from Round Top.

If production of paying quantities of minerals has not been obtained on or before November 1, 2012, we may pay the State of Texas a delay rental to extend the term of the lease in an amount equal to $4,500.  Thereafter, assuming production of paying quantities has not been obtained, we may pay additional delay rental fees to extend the term of the lease for successive one (1) year periods pursuant to the following schedule:

	Per Acre Amount	Total Amount
November 1, 2013-2014	$50	$4,500
November 1, 2015 – 2019	$75	$6,750
November 1, 2020 – 2024	$150	$13,500
November 1, 2025 – 2029	$200	$18,000

INCOME TAXES	12 Months Ended
Aug. 31, 2012
Notes to Financial Statements
INCOME TAXES
NOTE 6– INCOME TAXES

The following table sets forth a reconciliation of the federal income tax for the year ended August 31, 2012 and 2011:

	2012	2011

Loss before income taxes	$(14,374,600)	$(7,020,114)

Income tax benefit computed at statutory rates	$(4,887,364)	$(2,386,839)
Increase in valuation allowance	3,701,883	1,226,000
Non-deductible stock compensation	1,136,237	1,160,000
Permanent differences, nondeductible expenses	4,771	2,680
Other	44,473	(1,841)
Tax benefit	$-	$-

The tax effects of the temporary differences between reportable financial statement income and taxable income are recognized as a deferred tax asset and liability.  Significant components of the deferred tax assets are set out below along with a valuation allowance to reduce the net deferred tax asset to zero.

In order to comply with generally accepted accounting principles, management has decided to establish a valuation allowance because of the potential that the tax benefits underlying deferred tax asset may not be realized.  Significant components of our deferred tax asset at August 31, 2012 and 2011 are as follows:

Deferred tax assets (liability)	2012	2011
Net operating loss carryfowards	$2,248,448	$952,157
Stock compensation	1,136,237	1,160,000
Assets, exploration cost, depreciation and amortization	2,843,950	414,595
Utilization of net operating loss carryforwards	-	-
Less: valuation allowance	(6,228,635)	(2,526,752)

Net deferred tax assets	$-	$-

As a result of a change in control effective in April 2007, our net operating losses prior to that date may be partially or entirely unavailable, by law, to offset future income and, accordingly, are excluded from the associated deferred tax asset.

The net operating loss carryforward in the approximate amount of $6,613,000 will begin to expire in 2032.  We file income tax returns in the United States and in one state jurisdiction.  With few exceptions, we are no longer subject to United States federal income tax examinations for fiscal years ending before 2008, and is no longer subject to state tax examinations for years before 2007.

SHAREHOLDERS' EQUITY	12 Months Ended
Aug. 31, 2012
Notes to Financial Statements
SHAREHOLDERS' EQUITY
NOTE 7– SHAREHOLDERS’ EQUITY

Capital Stock

Our authorized capital stock consists of 100,000,000 shares of common stock, with a par value of $0.01 per share, and 10,000,000 preferred shares with a par value of $0.001 per share.

All shares of common stock have equal voting rights and, when validly issued and outstanding, are entitled to one non-cumulative vote per share in all matters to be voted upon by shareholders.  The shares of common stock have no pre-emptive, subscription, conversion or redemption rights and may be issued only as fully paid and non-assessable shares. Holders of the common stock are entitled to equal ratable rights to dividends and distributions with respect to the common stock, as may be declared by the Board of Directors out of funds legally available.  In the event of a liquidation, dissolution or winding up of the affairs of the Company, the holders of common stock are entitled to share ratably in all assets remaining available for distribution  to them after payment or provision for all liabilities and any preferential liquidation rights of any preferred stock then outstanding.

The Company received cash proceeds from the sale of its common stock and the exercise of Class A Warrants and Class B Warrants to purchase common stock during the years ended August 31, 2011 and 2012 as follows:

Description - 2011	Shares of Common Stock Issued	Cash Proceeds Received
2009-2010 Private Placement (issuances occurred in quarter ended November 30, 2010) (1)	1,132,500	$453,000
Exercise of Class A & B Warrants issued in connection with 2009 – 2010 Private Placement (1)	1,236,250	715,938
January 2011 Private Placement (issuance occurred in quarter ended February 28, 2011) (2)	1,600,000	4,000,000
Exercise of options issued in January 2011 Private Placement	6,240,000	15,600,000
Net offering costs	-	(1,655,150)
Total shares of common stock issued and net cash proceeds received from sale of common stock and from the exercise of Warrants during the twelve months(3)	10,208,750	$19,113,788

Description - 2012	Shares of Common Stock Issued	Cash Proceeds Received
Exercise of Class A & B Warrants issued in connection with 2009 – 2010 Private Placement (1)	1,943,749	$1,103,124
Total shares of common stock issued and net cash proceeds received from sale of common stock and from the exercise of Warrants during the twelve months(3)	1,943,749	$1,103,124

(1) See “2009-2010 Private Placement” below.
(2) See “January 2011 Private Placement” below.
(3) Does not include shares of common stock issued for services rendered during the twelve months ended August 31, 2011.  See “Other Equity Issues” below.

2009 – 2010 Private Placement

Between October 2009 and November 2010, we raised cash proceeds of $905,500 through the issuance of 2,263,750 shares of common stock and the issuance of Class A Warrants to purchase 2,263,750 shares of common stock and Class B Warrants to purchase 1,131,875 shares of common stock.  Of the $905,500 cash proceeds raised for this private placement, $452,500 was raised prior to September 1, 2010 and $453,000, representing the sale of 1,132,500 shares of common stock, was raised in September through November 2010. The final closing of this private placement was January 10, 2011.

During the year ended August 31, 2011, we issued 131,250 shares to two investors in connection with our 2009 – 2010 Private Placement that were paid for in a prior period.

During the year ended August 31, 2011, Class A Warrants to purchase 845,000 shares of our common stock and Class B warrants to purchase 391,250 shares of our common stock were exercised, resulting in $422,500 of proceeds being raised by us for the Class A warrants and $293,438 of proceeds being raised by us for the Class B Warrants.  Total proceeds to us as a result of the Class A and Class B Warrant exercise was $715,938.

During the yearended August 31, 2012, Class A Warrants to purchase 1,293,749 shares of our common stock and Class B warrants to purchase 650,000 shares of our common stock were exercised, resulting in $646,874 of proceeds being raised by us for the Class A warrants and $456,250 of proceeds being raised by us for the Class B Warrants.  Total proceeds to us for the issuance of 1,943,749 shares of our common stock as a result of the Class A and Class B Warrant exercise was $1,103,124.  The remaining outstanding warrants expired on December 31, 2011.

January 2011 Private Placement

Between January and February 2011, we entered into a series of transactions with accredited investors pursuant to which we sold an aggregate of 1,600,000 shares of our common stock and five year warrants to purchase up to 1,600,000 shares of common stock, exercisable at $2.50 per share, for gross proceeds of $4,000,000. We have determined these warrants to have an approximate relative fair value of $944,000. The Company paid cash commissions of $318,000 and issued five year warrants to purchase up to 305,000 shares of its common stock at an exercise price of $2.50 per share in connection with the sale of its securities in the January 2011 Private Placement. We have determined these warrants to have an approximate fair value of $887,000. The Black-Scholes pricing model was used to estimate the fair value of the 1,600,000 and 305,000 warrants issued during the period, using the assumptions of a risk free interest rate of 1.1%, dividend yield of 0%, volatility of 404%, and an expected life of 5 years.  The Company paid $65,150 in legal fees associated with the issuance of the shares associated with the January 2011 Private Placement.

In May and June 2011, certain investors participating in the January 2011 Private Placement exercised their options to purchase 6,240,000 shares of common stock resulting in gross proceeds to us in the amount of $15,600,000.  These investors were also issued five-year warrants to purchase up to 6,240,000 shares of common stock, exercisable at $2.50 per share.  We have determined these warrants to have an approximate relative fair value of $2,236.000. The Company paid a sales commission of $1,337,150 in cash and issued a five-year warrant to purchase up to 1,192,000 shares of common stock at an exercise price of $2.50 per share in connection with the exercise of these placement warrants. We have determined these warrants to have an approximate fair value of $2,980,000. The Black-Scholes pricing model was used to estimate the fair value of the 6,240,000 and 1,192,000 warrants issued during the period, using the assumptions of a risk free interest rate of 1.1%, dividend yield of 0%, volatility of 380%, and an expected life of 5 years.

Other Equity Items

On June 27, 2011, our registration statement registering the resale of 8,908,125 shares of its common stock, which consists of (i) 4,738,750 shares of common stock, (ii) an aggregate of 1,336,250 shares of common stock issuable upon exercise of Class A Warrants, (iii) an aggregate of 678,125 shares of common stock issuable upon exercise of Class B Warrants, (iv) an aggregate of 250,000 shares of common stock issuable upon the exercise of options exercisable at $5.00 per share, and (v) 1,905,000 shares of common stock issuable upon the exercise of warrants exercisable at $2.50 per share issued in the January 2011 private placement, was deemed effective by the Securities & Exchange Commission (“SEC”).

In September 2010, we issued 300,000 common shares to a director for compensation recorded in the prior year at a fair value on the date of grant of $249,000.

During the quarter ended November 30, 2010, we issued 61,000 shares of common stock to two external consultants as payment for services performed in a prior period.

In November 2010, we entered into a non-exclusive investment banking agreement with Sunrise Securities Corp. (“Sunrise”) pursuant to which we agreed to pay a sales commission with respect to certain financings effected, or alternative transactions entered into, by the Company through introductions by Sunrise.  We agreed to pay Sunrise a monthly fee of 5,000 shares of restricted common stock beginning in November 2010.  We have issued 50,000 shares totaling $96,150 of expense for the year ended August 31, 2011 related to this fee.

In November 2010, we also entered into a 24 month institutional public relations retainer agreement with Sunrise Financial Group, Inc., (“SFG”), an affiliate of Sunrise, pursuant to which it agreed to issue SFG five-year options to purchase 250,000 shares at $1.60 per share and 250,000 shares at $5.00 per share, with certain demand registration rights.  The Black-Scholes pricing model was used to estimate the fair value of the 500,000 options, assuming a risk free interest rate of 1.1%, dividend yield of 0%, volatility of 425%, and an expected life of 5 years.  We have determined these options to have an approximate fair value of $960,000, which was recognized as an immediate expense during the nine months ended May 31, 2011 in accordance with FASB ASC 505-50-25.

In January 2011, we entered into a finders agreement with Aspenwood Capital (“Aspenwood”) under which Aspenwood would introduce potential investors to us.  We agreed to pay up to a 10% cash fee and to issue a five year warrant to purchase up to 10% of the number of shares sold to investors introduced to us by Aspenwood at an exercise price equal to 100% of the equity purchase price.  The warrant may be exercised on a cashless basis at any time subsequent to August 31, 2011 in the event that we do not maintain an effective registration statement on file with the SEC.  We  have paid $25,000 under this agreement.

In May 2011, we entered into an agreement with an investor relations firm that we subsequently terminated in July 2011.  In connection with the agreement, the investor relations firm had received $15,575 cash and a warrant to purchase 200,000 shares of our common stock at an exercise price of $3.75 per share vesting over twelve months.  Upon termination of the agreement, the investor relations firm agreed to accept a vested warrant to purchase only 33,334 shares of our common stock at an exercise price of $3.75 per share and no future cash payments. The remaining 166,666 warrants were cancelled in conjunction with the termination of the agreement.  The Black-Scholes pricing model was used to estimate the fair value of the 33,334 options, assuming a risk free interest rate of 1.1%, dividend yield of 0%, volatility of 385%, and an expected life of 90 days.  We have determined these options to have an approximate fair value of $125,000, which was recognized as an immediate expense for the year ended August 31, 2011 in accordance with FASB ASC 505-50-25.

In June 2011, Sunrise Financial Group exercised a warrant to purchase 250,000 shares on a cashless basis resulting in the issuance of 175,000 shares of common stock.

Amended 2008 Stock Option Plan Issuances

In February 2011, we entered into a Director’s agreement with General Gregory Martin pursuant to which we issued to General Martin 5-year options to purchase 60,000 shares of our common stock at $2.50 per share as compensation for serving as a member of our board of directors.  The Black-Scholes pricing model was used to estimate the fair value of the 60,000 options issued during the period to this director, using the assumptions of a risk free interest rate of 1.1%, dividend yield of 0%, volatility of 421%, and an expected life of 5 years. We have determined these options to have an approximate fair value of $150,000.  General Martin’s award immediately vests on the grant date and were awarded for services as a nonemployee director acting in his role as a member of the board of directors. Therefore, we have recorded the entire amount of this award on the grant date as an immediate expense for the year ended August 31, 2011 in accordance with FASB ASC 718.

In March 2011, we granted to Wm Chris Mathers, our chief financial officer, as a part of his employment arrangement, a five year option to purchase up to 400,000 shares of our common stock at an exercise price of $2.50 per share.  These options vest 1/36 each month provided he is employed by us on the vesting dates.  The Black-Scholes pricing model was used to estimate the fair value of the 400,000 options issued during the period, using the assumptions of a risk free interest rate of 1.1%, dividend yield of 0%, volatility of 376%, and an expected life of 5 years. We have determined these options to have an approximate fair value of $1,000,000.  Since Mr. Mathers’ award vests over a 36 month period, we are expensing approximately $28,000 monthly for this award over the 36 month vesting period in accordance with FASB ASC 718.

In March 2011, we entered into a Director’s agreement with Graham Karklin pursuant to which we issued to Mr. Karklin a 5-year option to purchase 60,000 shares of our common stock at $2.50 per share as compensation for serving as a member of our board of directors.  The Black-Scholes pricing model was used to estimate the fair value of the 60,000 options issued during the period to this director, using the assumptions of a risk free interest rate of 1.1%, dividend yield of 0%, volatility of 325%, and an expected life of 5 years. We have determined these options to have an approximate fair value of $150,000.  Mr. Karklin’s award immediately vests on the grant date and were awarded for services as a nonemployee director acting in his role as a member of the board of directors. Therefore, we have recorded the entire amount of this award on the grant date as an immediate expense for the year ended August 31, 2011 in accordance with FASB ASC 718.

In March 2011, we issued Anthony Marchese a 5-year option to purchase 150,000 shares of our common stock at $2.50 per share as compensation for serving as a member of our board of directors.  The Black-Scholes pricing model was used to estimate the fair value of the 150,000 options issued during the period to this director, using the assumptions of a risk free interest rate of 1.1%, dividend yield of 0%, volatility of 323%, and an expected life of 5 years. We have determined these options to have an approximate fair value of $375,000.  Mr. Marchese’s award immediately vests on the grant date and were awarded for services as a nonemployee director acting in his role as a member of the board of directors. Therefore, we have recorded the entire amount of this award on the grant date as an immediate expense for the year ended August 31, 2011 in accordance with FASB ASC 718.

In April 2011, we issued Cecil Wall a 5-year option to purchase 90,000 shares of our common stock at $4.70 per share as compensation for serving as a member of our board of directors.  The Black-Scholes pricing model was used to estimate the fair value of the 90,000 options issued during the period to this director, using the assumptions of a risk free interest rate of 1.1%, dividend yield of 0%, volatility of 325%, and an expected life of 5 years. We have determined these options to have an approximate fair value of $423,000.  We have recorded the entire amount of this award on the grant date as an immediate expense for the year ended August 31, 2011 in accordance with FASB ASC 718.

In April 2011, we entered into a Director’s agreement with Jim Graham pursuant to which the Company issued to Mr. Graham a 5-year option to purchase 60,000 shares of our common stock at $4.00 per share as compensation for serving as a member of our board of directors.  The Black-Scholes pricing model was used to estimate the fair value of the 60,000 options issued during the period to this director, using the assumptions of a risk free interest rate of 1.1%, dividend yield of 0%, volatility of 322%, and an expected life of 5 years. We have determined these options to have an approximate fair value of $240,000.  Mr. Graham’s award immediately vests on the grant date and were awarded for services as a nonemployee director acting in his role as a member of the board of directors. Therefore, we have recorded the entire amount of this award on the grant date as an immediate expense for the year ended August 31, 2011 in accordance with FASB ASC 718.

In May 2011, we issued Anthony Marchese a 5-year option to purchase 175,000 shares of our common stock at $4.15 per share as compensation for his appointment as non-executive Chairman of the Board.  The Black-Scholes pricing model was used to estimate the fair value of the 175,000 options issued during the period to this director, using the assumptions of a risk free interest rate of 1.1%, dividend yield of 0%, volatility of 324%, and an expected life of 5 years. We have determined these options to have an approximate fair value of $726,000.  Mr. Marchese’s award immediately vests on the grant date and were awarded for services as a nonemployee director acting in his role as a member of the board of directors. Therefore, we have recorded the entire amount of this award on the grant date as an immediate expense for the year ended August 31, 2011 in accordance with FASB ASC 718.

In May 2011, we granted to K. Marc LeVier, our Chief Executive Officer, as a part of his employment arrangement, a five year option to purchase up to 2,500,000 shares of our common stock at an exercise price of $2.50 per share.  These options vest 1/36 each month provided he is employed by us on the vesting dates.  The Black-Scholes pricing model was used to estimate the fair value of the 2,500,000 options issued during the period, using theassumptions of a risk free interest rate of 1.1%, dividend yield of 0%, volatility of 376%, and an expected life of 5 years. We have determined these options to have an approximate fair value of $6,250,000.  Since Mr. LeVier’s award vests over a 36 month period, the Company is expensing approximately $174,000 monthly for this award over the 36 month vesting period in accordance with FASB ASC 718.  Mr. Levier’s options were surrendered in accordance with his separation agreement with the Company.

In July 2011, we issued 3.5 year options to purchase a total of 180,000 shares of our common stock at $2.60 per share as compensation to four independent directors for their service on select committees of the Board.  The Black-Scholes pricing model was used to estimate the fair value of the 180,000 options issued during the period to these directors, using the assumptions of a risk free interest rate of 1.1%, dividend yield of 0%, volatility of 372%, and an expected life of 3.5 years. We have determined these options to have an approximate fair value of $468,000.  These awards immediately vest on the grant date and were awarded for services as a nonemployee director acting in his role as a member of the board of directors. Therefore, we have recorded the entire amount of this award on the grant date as an immediate expense for the year ended August 31, 2011 in accordance with FASB ASC 718.

On August 19, 2011, the Company granted to Anthony Garcia, its Senior Vice-President of Development, as a part of his employment arrangement, a five year option to purchase up to 750,000 shares of our common stock at an exercise price of $1.85 per share.  These options vest 1/36 each month provided he is employed by the Company on the vesting dates.  The Black-Scholes pricing model was used to estimate the fair value of the 750,000 options issued during the period, using the assumptions of a risk free interest rate of 1.1%, dividend yield of 0%, volatility of 361%, and an expected life of 5 years. We have determined these options to have an approximate fair value of $1,387,000.  Since Mr. Garcia’s award vests over a 36 month period, the Company is expensing approximately $38,500 monthly, beginning in September 2011, for this award over the 36 month vesting period in accordance with FASB ASC 718. Mr. Garcia’s options were surrendered in accordance with his separation agreement with the Company.

On November 1, 2011, the Company granted to Nadine Wakely, its Director of Investor Relations a five year option to purchase up to 50,000 shares of our common stock at an exercise price of $1.81 per share.  These options vest 1/24 each month provided she is employed by the Company on the vesting dates.  The Black-Scholes pricing model was used to estimate the fair value of the 50,000 options issued during the period, using the assumptions of a risk free interest rate of 1.1%, dividend yield of 0%, volatility of 353%, and an expected life of 5 years. We have determined these options to have an approximate fair value of $90,000.  Since Ms. Wakely’s award vests over a 24 month period, the Company is expensing approximately $3,800 monthly, beginning in November 2011, for this award over the 24 month vesting period in accordance with FASB ASC 718. The Company expensed approximately $34,666 as compensation expense for the twelve months ended August 31, 2012 for these options. Ms. Wakely’s options were surrendered in accordance with her separation agreement with the Company.

On December 30, 2011, the Company granted to four members of the Board of Directors, a ten year option to purchase up to 100,000 shares of common stock each at an exercise price of $1.51 per share.  The Black-Scholes pricing model was used to estimate the fair value of the 400,000 options issued during the period to these directors, using the assumptions of a risk free interest rate of 1.1%, dividend yield of 0%, volatility of 348%, and an expected life of 10 years. We have determined these options to have a total approximate fair value of $604,000.  The Directors’ awards immediately vested on the grant date and were awarded for services as a nonemployee director acting in their role as a member of the board of directors. Therefore, we have recorded the entire amount of this award on the grant date as an immediate expense for the year ending August 31, 2012 in accordance with FASB ASC 718.

In August of 2012, the Company granted to four new members of the Board of Directors, a ten year option to purchase up to 100,000 shares of common stock each at an exercise price of $1.00 per share.  The Black-Scholes pricing model was used to estimate the fair value of the 400,000 options issued during the period to these directors, using the assumptions of a risk free interest rate of 1.1%, dividend yield of 0%, volatility of 333%, and an expected life of 10 years. We have determined these options to have a total approximate fair value of $152,000.  The Directors’ awards immediately vested on the grant date and were awarded for services as a nonemployee director acting in their role as a member of the board of directors. Therefore, we have recorded the entire amount of this award on the grant date as an immediate expense for the year ending  August 31, 2012 in accordance with FASB ASC 718.

In August 2012, the Company granted to John Tumazos, its Chairman of the Board of Directors, two five year options to purchase up to 1,000,000 and 900,000 shares of our common stock, at an exercise price of $0.50 and $1.00 per share, respectively.  These options vest 1/36 each month provided he remains as Chairman of the Board of Directors on the vesting dates.  The Black-Scholes pricing model was used to estimate the fair value of the 1,000,000 and 900,000 options issued during the period, using the assumptions of a risk free interest rate of 1.1%, dividend yield of 0%, volatility of 333%, and an expected life of 5 years. We have determined these options to have an approximate fair value of $380,000 and $342,000, respectively.  Since Mr. Tumazos’ award vests over a 36 month period, the Company is expensing a total of approximately $20,052 monthly, beginning in August 2012, for this award over the 36 month vesting period in accordance with FASB ASC 718.

Warrants

The fair value of the warrants issued with our 2009 – 2010 Private Placement was estimated at the date of issue using the Black-Scholes valuation model, and the relative fair value of the Class A Warrants, Class B Warrants, and shares of common stock issued during the twelve months ended August 31, 2010 as part of the units was $0.82, $0.84, and $0.85, respectively.  The Company included the relative fair value of the warrants of $269,978 as additional paid-in capital (“APIC”).

 The assumptions used are as follows:

	August 31, 2010	August 31, 2009
Expected dividend yield	0%	N/A
Risk-free interest rate	0.340%-0.815%	N/A
Expected volatility	387.97%-406.46%	N/A
Expected warrant life (in years)	1.00-1.50	N/A

No warrants from the 2009 – 2010 Private Placement were outstanding as of August 31, 2012.

The fair value of the 1,600,000 warrants issued in January 2011 with our 2011 Private Placement was estimated at the date of issue using the Black-Scholes valuation model. The Company included the relative fair value of the warrants of $4,640,000 as APIC.

The assumptions used are as follows:

August 31, 2011
Expected dividend yield	0%
Risk-free interest rate	1.1%
Expected volatility	404%
Expected warrant life (in years)	5.00

The following January 2011 Warrants are outstanding as of August 31, 2012:

Expiry Date	Exercise Price	August 31, 2012
January 31, 2016	$2.50	1,600,000

The fair value of the 6,240,000 Option Warrants issued in May and June with our 2011 Private Placement was estimated at the date of issue using the Black-Scholes valuation model. The Company recorded the relative fair value of the warrants of $7,800,000 as Additional Paid In Capital.

The assumptions used are as follows:

August 31, 2011
Expected dividend yield	0%
Risk-free interest rate	1.1%
Expected volatility	380%
Expected warrant life (in years)	5.00

The following January 2011 Option Warrants are outstanding as of August 31, 2012:

Expiry Date	Exercise Price	August 31, 2012
June 30, 2016	$2.50	6,240,000

SUMMARY OF ACCOUNTING POLICIES (Policies)	12 Months Ended
Aug. 31, 2012
Notes to Financial Statements
Basis of Presentation
Basis of Presentation

Our financial records are maintained on the accrual basis of accounting whereby revenues are recognized when earned and expenses are recorded when incurred, in accordance with generally accepted accounting principles (“GAAP”) – United States.

Cash and Cash Equivalents
Cash and Cash Equivalents

We consider all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents.  Cash and cash equivalents consist of demand deposits at commercial banks.  We currently have cash deposits at financial institutions in excess of federally insured limits.

Property and Equipment
Property and Equipment

Our property and equipment consists primarily of vehicles, furniture and equipment, and are recorded at cost. Expenditures related to acquiring or extending the useful life of our property and equipment are capitalized. Expenditures for repair and maintenance are charged to operations as incurred. Depreciation is computed using the straight-line method over an estimated useful life of 3-20 years.

Lease Deposits	Lease Deposits From time to time, the Company makes deposits in anticipation of executing leases. The deposits are capitalized upon execution of the applicable agreements.
Long-lived Assets
Long-lived Assets

The Company reviews the recoverability of long-lived assets whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable through operations.  To determine if these costs are in excess of their recoverable amount, periodic evaluation of carrying value of capitalized costs and any related property and equipment costs are based upon expected future cash flows and/or estimated salvage value in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC 360”),  Property, Plant and Equipment.   We have not incurred any impairment losses and, therefore, no impairment is reflected in these financial statements.

Revenue Recognition
Revenue Recognition

We recognize revenue when persuasive evidence of an arrangement exists, services have been performed, the sales price is fixed or determinable, and collectability is probable. We have yet to generate any revenue.

Mineral Exploration and Development Costs
Mineral Exploration and Development Costs

All exploration expenditures are expensed as incurred. Costs of acquisition and option costs of mineral rights are capitalized upon acquisition. Mine development costs incurred to develop new ore deposits, to expand the capacity of mines, or to develop mine areas substantially in advance of current production are also capitalized once proven and probable reserves exist and the property is determined to be a commercially mineable property. Costs incurred to maintain current production or to maintain assets on a standby

Share-based Payments
Share-based Payments

The Company estimates the fair value of share-based compensation using the Black-Scholes valuation model, in accordance with the provisions of ASC 718,  Stock Compensation and ASC 505, Share-Based Payments .  Key inputs and assumptions used to estimate the fair value of stock options include the grant price of the award, the expected option term, volatility of our stock, the risk-free rate, and dividend yield.Estimates of fair value are not intended to predict actual future events or the value ultimately realized by the option holders, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Company.

Stock Option Plan
Stock Option Plan

In September 2008, the Board adopted our 2008 Stock Option Plan (the “2008 Plan”), which was also approved by our shareholders in September 2008.  In May 2011, the Board adopted an amendment to our 2008 Plan (the “Amended 2008 Plan”), which was also approved by our shareholders in August 2011. The Amended 2008 Plan increased the number of shares available for grant from 2,000,000 to up to 5,000,000 shares of our common stock for awards to our officers, directors, employees and consultants.  On February 15, 2012, our stockholders approved an increase of 2,000,000 of shares of common stock available for issuance under the Amended 2008  Plan.  As amended, the Plan provides for 7,000,000 shares of common stock for all awards.  Other provisions of the Amended 2008 Plan remain the same as under our 2008 Plan.  As of August 31, 2012, a total of 3,125,000 shares of our common stock remained available for future grants under the Amended 2008 Plan.

Income Taxes
Income Taxes

Income taxes are computed using the asset and liability method, in accordance with ASC 740, Income Taxes.  Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities, and are measured using the currently enacted tax rates and laws.  A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized.

Basic and Diluted Loss Per Share
Basic and Diluted Loss Per Share

The Company computes loss per share in accordance with ASC 260, Earnings Per Share, which requires presentation of both basic and diluted earnings per share on the face of the Statements of Operations.  Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of outstanding common shares during the period.  Diluted loss per share gives effect to all dilutive potential common shares outstanding during the period, including stock options and warrants using the treasury method.  Dilutive loss per share excludes all potential common shares if their effect is anti-dilutive.

Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  Management believes that these financial statements include all normal and recurring adjustments necessary for a fair presentation under Generally Accepted Accounting Principles.

Fair Value Measurements
Fair Value Measurements

We account for assets and liabilities measured at fair value in accordance with ASC 820, Fair Value Measurements and Disclosures .  ASC 820 emphasizes that fair value is a market-based measurement, not an entity-specific measurement.  Therefore, a fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability.  As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified with Levels 1 and 2 of the hierarchy) and the reporting entity’s own assumptions about market participant assumptions (unobservable inputs classified within Level 3 of the hierarchy).The three levels of inputs used to measure fair value are as follows:

Recent Accounting Pronouncements
Recent Accounting Pronouncements

Pronouncements between August 31, 2012 and the date of this filing are not expected to have a significant impact on our operations, financial position, or cash flow, nor does the Company expect the adoption of recently issued, but not yet effective, accounting pronouncements to have a significant impact on our results of operations, financial position or cash flows.

PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Aug. 31, 2012
Notes to Financial Statements
Schedule of Property and Equipment
Property and equipment consist of office furniture, equipment and vehicles.  The fixed assets are depreciated using the straight-line method over their estimated useful life of 3-20 years.  Our fixed assets consist of the following:

	August 31, 2012	August 31, 2011
Furniture &office equipment	$111,582	$90,959
Vehicles	105,299	68,290
Computers & software	56,176	31,792
Field equipment	73,953	50,451
Total cost basis	347,010	241,492
Less: Accumulated depreciation	(96,101)	(23,973)
Property and equipment, net	$250,909	$217,519

MINERAL PROPERTIES (Tables)	12 Months Ended
Aug. 31, 2012
Notes to Financial Statements
Schedule of Mineral Properties owned
In August 2011 we paid the State of Texas a delay rental of $44,718.  Thereafter, assuming production of paying quantities has not been obtained, we may pay additional delay rental fees to extend the term of the lease for successive one (1) year periods pursuant to the following schedule:

	Per Acre Amount	Total Amount
August 17, 2013 – 2014	$50	$44,718
August 17, 2015 – 2019	$75	$67,077
August 17, 2020 – 2024	$150	$134,155
August 17, 2025 – 2029	$200	$178,873

November 2011 Lease

On November 1, 2011, we entered into a mining lease with the State of Texas covering 90 acres, more or less, of land that we purchased in September 2011 near our Round Top site.  The deed was recorded with Hudspeth County on September 16, 2011.
Under the lease, we paid the State of Texas a lease bonus of $20,700 which was paid upon the execution of the lease.  Upon the sale of minerals removed from Round Top, we will pay the State of Texas a $50,000 minimum advance royalty.  Thereafter, we will pay the State of Texas a production royalty equal to eight percent (8%) of the market value of uranium and other fissionable materials removed and sold from Round Top and six and one quarter percent (6 ¼%) of the market value of all other minerals sold from Round Top.

If production of paying quantities of minerals has not been obtained on or before November 1, 2012, we may pay the State of Texas a delay rental to extend the term of the lease in an amount equal to $4,500.  Thereafter, assuming production of paying quantities has not been obtained, we may pay additional delay rental fees to extend the term of the lease for successive one (1) year periods pursuant to the following schedule:

	Per Acre Amount	Total Amount
November 1, 2013-2014	$50	$4,500
November 1, 2015 – 2019	$75	$6,750
November 1, 2020 – 2024	$150	$13,500
November 1, 2025 – 2029	$200	$18,000

INCOME TAXES (Tables)	12 Months Ended
Aug. 31, 2012
Notes to Financial Statements
Reconciliation of income tax
	2012	2011

Loss before income taxes	$(14,374,600)	$(7,020,114)

Income tax benefit computed at statutory rates	$(4,887,364)	$(2,386,839)
Increase in valuation allowance	3,701,883	1,226,000
Non-deductible stock compensation	1,136,237	1,160,000
Permanent differences, nondeductible expenses	4,771	2,680
Other	44,473	(1,841)
Tax benefit	$-	$-

Deferred tax assets
Deferred tax assets (liability)	2012	2011
Net operating loss carryfowards	$2,248,448	$952,157
Stock compensation	1,136,237	1,160,000
Assets, exploration cost, depreciation and amortization	2,843,950	414,595
Utilization of net operating loss carryforwards	-	-
Less: valuation allowance	(6,228,635)	(2,526,752)

Net deferred tax assets	$-	$-

SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Aug. 31, 2012
Notes to Financial Statements
Common stock
Description - 2011	Shares of Common Stock Issued	Cash Proceeds Received
2009-2010 Private Placement (issuances occurred in quarter ended November 30, 2010) (1)	1,132,500	$453,000
Exercise of Class A & B Warrants issued in connection with 2009 – 2010 Private Placement (1)	1,236,250	715,938
January 2011 Private Placement (issuance occurred in quarter ended February 28, 2011) (2)	1,600,000	4,000,000
Exercise of options issued in January 2011 Private Placement	6,240,000	15,600,000
Net offering costs	-	(1,655,150)
Total shares of common stock issued and net cash proceeds received from sale of common stock and from the exercise of Warrants during the twelve months(3)	10,208,750	$19,113,788

Description - 2012	Shares of Common Stock Issued	Cash Proceeds Received
Exercise of Class A & B Warrants issued in connection with 2009 – 2010 Private Placement (1)	1,943,749	$1,103,124
Total shares of common stock issued and net cash proceeds received from sale of common stock and from the exercise of Warrants during the twelve months(3)	1,943,749	$1,103,124

Fair value warrants
	August 31, 2010	August 31, 2009
Expected dividend yield	0%	N/A
Risk-free interest rate	0.340%-0.815%	N/A
Expected volatility	387.97%-406.46%	N/A
Expected warrant life (in years)	1.00-1.50	N/A

No warrants from the 2009 – 2010 Private Placement were outstanding as of August 31, 2012.

The fair value of the 1,600,000 warrants issued in January 2011 with our 2011 Private Placement was estimated at the date of issue using the Black-Scholes valuation model. The Company included the relative fair value of the warrants of $4,640,000 as APIC.

The assumptions used are as follows:

August 31, 2011
Expected dividend yield	0%
Risk-free interest rate	1.1%
Expected volatility	404%
Expected warrant life (in years)	5.00

NOTE 7– SHAREHOLDERS’ EQUITY (Continued)

The following January 2011 Warrants are outstanding as of August 31, 2012:

Expiry Date	Exercise Price	August 31, 2012
January 31, 2016	$2.50	1,600,000

The fair value of the 6,240,000 Option Warrants issued in May and June with our 2011 Private Placement was estimated at the date of issue using the Black-Scholes valuation model. The Company recorded the relative fair value of the warrants of $7,800,000 as Additional Paid In Capital.

The assumptions used are as follows:

August 31, 2011
Expected dividend yield	0%
Risk-free interest rate	1.1%
Expected volatility	380%
Expected warrant life (in years)	5.00

The following January 2011 Option Warrants are outstanding as of August 31, 2012:

Expiry Date	Exercise Price	August 31, 2012
June 30, 2016	$2.50	6,240,000

ORGANIZATION AND NATURE OF BUSINESS (Details Narrative) (USD $)	Aug. 31, 2012	Aug. 31, 2011	Jul. 31, 2004
Organization And Nature Of Business Details Narrative
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000	25,000,000

SUMMARY OF ACCOUNTING POLICIES (Details Narrative) (USD $)	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	Feb. 15, 2012	Jun. 01, 2011	May 31, 2011
Summary Of Accounting Policies Details Narrative
Exploration costs	$ 7,633,368	$ 1,291,570
Shares authorized under compensation plan			7,000,000	5,000,000	3,000,000
Shares available for grant	3,125,000

PROPERTY AND EQUIPMENT, NET (Details) (USD $)	Aug. 31, 2012	Aug. 31, 2011
Property and equipment, gross	$ 347,010	$ 241,492
Accumulated Depreciation	(96,101)	(23,973)
Property and equipment, net	250,909	217,519
Furniture and Office Equipment
Property and equipment, gross	111,582	90,959
Vehicles
Property and equipment, gross	105,299	68,290
Computers and Software
Property and equipment, gross	56,176	31,792
Field Equipment
Property and equipment, gross	$ 73,953	$ 50,451

PROPERTY AND EQUIPMENT, NET (Details Narrative) (USD $)	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011
Property And Equipment Net Details Narrative
Depreciation expense	$ 84,838	$ 19,996

RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	Aug. 31, 2012
Related Party Transactions Details Narrative
Related Party notes payable	$ 91,846

MINERAL PROPERTIES (Details) (USD $)	Aug. 01, 2011 August 17, 2013 - 2014	Aug. 01, 2011 August 17, 2015 - 2019	Aug. 01, 2011 August 17, 2020 - 2024	Aug. 01, 2011 August 17, 2025 - 2029	Nov. 01, 2012 November 1, 2013 - 2014	Nov. 01, 2012 November 1, 2015 - 2019	Nov. 01, 2012 November 1, 2020 - 2024	Nov. 01, 2012 November 1, 2025 - 2029
Per Acre Amount	$ 50	$ 75	$ 150	$ 200	$ 50	$ 75	$ 150	$ 200
Total Lease Amount	$ 44,718	$ 67,077	$ 134,155	$ 178,873	$ 4,500	$ 6,750	$ 13,500	$ 18,000

MINERAL PROPERTIES (Details Narrative) (USD $)	1 Months Ended
	Nov. 30, 2011	Aug. 31, 2011
Mineral Properties Details Narrative
Lease signing terms
Under the lease, we paid the State of Texas a lease bonus of $20,700 which was paid upon the execution of the lease.  Upon the sale of minerals removed from Round Top, we will pay the State of Texas a $50,000 minimum advance royalty.  Thereafter, we will pay the State of Texas a production royalty equal to eight percent (8%) of the market value of uranium and other fissionable materials removed and sold from Round Top and six and one quarter percent (6 ¼%) of the market value of all other minerals sold from Round Top.
Under the lease, we will pay the State of Texas a lease bonus of $197,800, $35,000 of which was paid upon the execution of the lease, $65,000 which was paid in April 2011 when we submitted our initial plan of operations to conduct exploration, and $97,800 which will be due when we submit a supplemental plan of operations to conduct mining. Upon the sale of minerals removed from Round Top, we will pay the State of Texas a $500,000 minimum advance royalty.
Delay rental paid	$ 4,500	$ 44,718

INCOME TAXES (Details) (USD $)	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011
Income Taxes Details
Net loss	$ (14,374,600)	$ (7,020,114)
Income tax benefit computed at statutory rates	(4,887,364)	(2,386,839)
Increase in valuation allowance	3,701,883	1,226,000
Non-deductible stock compensation	1,136,237	1,160,000
Permanent differences, nondeductible expenses	4,771	2,680
Other	44,473	(1,841)
Tax benefit

INCOME TAXES (Details1) (USD $)	Aug. 31, 2012	Aug. 31, 2011
Income Taxes Details1
Net operating loss carryfowards	$ 2,248,448	$ 952,157
Stock compensation	1,136,237	1,160,000
Assets, exploration cost, depreciation and amortization	2,843,950	414,595
Utilization of net operating loss carryforwards
Less: valuation allowance	(6,228,635)	(2,526,752)
Net deferred tax assets

INCOME TAXES (Details Narrative) (USD $)	Aug. 31, 2012
Income Taxes Details Narrative
Deferred tax asset - net operating loss carryforward subject to expiration	$ 6,613,000

SHAREHOLDERS' EQUITY (Details) (USD $)	11 Months Ended	12 Months Ended		14 Months Ended
	Aug. 31, 2010	Aug. 31, 2012	Aug. 31, 2011	Nov. 30, 2010
Shares issued	452,500	1,943,749	10,208,750	2,263,750
Proceeds from issuance of common stock		$ 1,103,124	$ 19,113,788	$ 905,500
2009 - 2010 Private Placement
Shares issued			1,132,500
Proceeds from issuance of common stock			453,000
Exercise of Class A & B Warrants
Warrants Exercised		1,943,749	1,236,250
Proceeds from exercise of warrants		1,103,124	715,938
Private Placement January 2011
Shares issued			1,600,000
Proceeds from issuance of common stock			4,000,000
Warrant Options Exercised
Warrants Exercised			6,240,000
Proceeds from exercise of warrants			15,600,000
Net Offering Costs
Shares issued
Proceeds from issuance of common stock			$ (1,655,150)

SHAREHOLDERS' EQUITY (Details1)	12 Months Ended
Aug. 31, 2011
January 2011 Warrants
Expected Dividend Yield	0.00%
Risk-free interest rate	1.10%
Expected volatility	404.00%
Expected warrant life	5 years
January 2011 Option Warrants
Expected Dividend Yield	0.00%
Risk-free interest rate	1.10%
Expected volatility	380.00%
Expected warrant life	5 years

SHAREHOLDERS' EQUITY (Details2) (USD $)	0 Months Ended		12 Months Ended
	Jun. 27, 2011	Aug. 31, 2012	Aug. 31, 2012 January 2011 Warrants	Aug. 31, 2012 January 2011 Option Warrants
Expiry Date			Jan 31, 2016	Jun 30, 2016
Warrants exercise price	$ 2.5		$ 2.5	$ 2.5
Warrants Outstanding		9,620,344	1,600,000	6,240,000

SHAREHOLDERS' EQUITY (Details Narrative) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended		14 Months Ended		1 Months Ended								0 Months Ended	1 Months Ended		0 Months Ended		1 Months Ended		12 Months Ended
	Jun. 27, 2011	Sep. 30, 2010	Nov. 30, 2010	Aug. 31, 2010	Aug. 31, 2012	Aug. 31, 2011	Nov. 30, 2010	Jul. 31, 2004	Feb. 28, 2011 General Gregory Martin, Director Stock Options	Mar. 31, 2011 Wm Chris Mathers, CFO Stock Options	Mar. 31, 2011 Graham Karklin, Director Stock Options	May 31, 2011 Anthony Marchese, Director and Chairman Stock Options	Mar. 31, 2011 Anthony Marchese, Director and Chairman Stock Options	Apr. 30, 2011 Cecil Wall, Director Stock Options	Apr. 30, 2011 Jim Graham, Director Stock Options	May 31, 2011 KMLeVierMember Stock Options	Dec. 30, 2011 Four Independent Directors Stock Options	Aug. 31, 2012 Four Independent Directors Stock Options	Jul. 31, 2011 Four Independent Directors Stock Options	Aug. 19, 2011 Anthony Garcia, SVP Development Stock Options	Nov. 01, 2011 Nadine Wakley, Director of Investor Relations Stock Options	Aug. 31, 2012 John Tumazos, Chairman of Board Stock Options	Aug. 31, 2012 John Tumazos, Chairman of Board Stock Options - 2nd Tranche	Aug. 31, 2011 2009 - 2010 Private Placement	Aug. 31, 2012 Exercise of Class A & B Warrants	Aug. 31, 2011 Exercise of Class A & B Warrants	Aug. 31, 2011 Private Placement January 2011	Aug. 31, 2011 Warrant Options Exercised	Aug. 31, 2012 January 2011 Warrants	Aug. 31, 2011 January 2011 Warrants	Aug. 31, 2012 January 2011 Option Warrants	Aug. 31, 2011 January 2011 Option Warrants	Aug. 31, 2010 Class A Warrants	Aug. 31, 2010 Class B Warrants	Aug. 31, 2012 Common Stock	Aug. 31, 2011 Common Stock	Aug. 31, 2010 Common Stock	Aug. 31, 2010 Class A & B Warrants
Preferred stock, par value					$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares authorized					10,000,000	10,000,000
Common stock, par value					$ 0.01	$ 0.01		$ 0.01
Common stock, shares authorized					100,000,000	100,000,000		25,000,000
Shares issued				452,500	1,943,749	10,208,750	2,263,750																	1,132,500			1,600,000
Proceeds from issuance of common stock					$ 1,103,124	$ 19,113,788	$ 905,500																	$ 453,000			$ 4,000,000
Warrants Issued																											1,600,000
Warrants exercise price	$ 2.5																										$ 2.5	$ 2.5	$ 2.5		$ 2.5		$ 0.82	$ 0.84			$ 0.85
Fair value of warrants issued																											944,000		4,640,000		7,800,000
Expected warrant life																											5 years	5 years		5 years		5 years
Risk-free interest rate																											1.10%	1.10%		1.10%		1.10%
Expected Dividend Yield																											0.00%	0.00%		0.00%		0.00%
Expected volatility																											404.00%	380.00%		404.00%		380.00%
Share price									$ 2.5	$ 2.5	$ 2.5	$ 4.15	$ 2.5	$ 4.7	$ 4	$ 2.5	$ 1.51	$ 1	$ 2.6	$ 1.85	$ 1.81	$ 0.5	$ 1
Stock options expected term									5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	10 years	10 years	3 years 6 months	5 years	5 years	5 years	5 years
Risk-free interest rate									1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Expected Dividend Yield									0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected volatility									421.00%	376.00%	325.00%	324.00%	323.00%	325.00%	322.00%	376.00%	348.00%	333.00%	372.00%	361.00%	353.00%	333.00%	333.00%
Commissions paid, cash																											318,000	1,337,150
Commissions paid, warrants issued																											305,000	1,192,000
Fair value of warrants issued for commissions																											887,000	2,980,000
Legal fees paid in private placement																											65,150
Shares issued paid for in a prior period						131,250
Warrants Exercised																									1,943,749	1,236,250		6,240,000
Proceeds from exercise of warrants																									1,103,124	715,938		15,600,000
Class A warrants exercised																									1,293,749	845,000
Class B warrants exercised																									650,000	391,250
Class A warrants exercised, proceeds																									646,874	422,500
Class B warrants exercised, proceeds																									456,250	293,438
Fair value of warrants exercised																												2,236,000
Registration statement, shares registered	4,738,750
Registration statement, Class A warrants registered	1,336,250
Registration statement, Class B warrants registered	678,125
Registration statement, options registered	250,000
Registration statement, private placement shares registered	1,905,000
Shares issued for director compensation, shares		300,000
Shares issued for director compensation, value		249,000
Shares issued for services, shares			61,000																																10,000	225,000
Shares issued in non-exclusive investment banking agreement				50,000
Shares issued in non-exclusive investment banking agreement, value				96,150
Stock Options Granted									60,000	400,000	60,000	175,000	150,000	90,000	60,000	2,500,000	400,000	400,000	180,000	750,000	50,000	1,000,000	900,000
Fair value of stock options granted									150,000	1,000,000	150,000	726,000	375,000	423,000	240,000	6,250,000	604,000	152,000	468,000	1,387,000	90,000	380,000	320,000
Monthly amount expensed for vesting										28,000						174,000				38,500	3,800		20,052
Warrants Outstanding					9,620,344																								1,600,000		6,240,000
Additional paid-in capital					$ 29,262,684	$ 24,818,022																							$ 944,000		$ 2,236,000							$ 269,978